6. Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6.	INTANGIBLE ASSETS, NET

	June 30, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$160,000	$240,000	$400,000	$140,000	$260,000
Copyrights	35,000	14,000	21,000	35,000	12,250	22,750
Internal use software	58,666	2,934	55,732	27,096	–	27,096
Copyrighted Image Library	4,100,000	305,534	3,794,466	4,100,000	102,500	3,997,500
Non-Compete and Non-Solicitation Covenants	90,000	22,356	67,644	90,000	7,500	82,500
Trade name	340,000	–	340,000	340,000	–	340,000
License agreements	9,000,000	447,123	8,552,877	9,000,000	150,000	8,850,000
Customer relationships	2,330,000	347,266	1,982,734	2,330,000	116,500	2,213,500
Total	$16,353,666	$1,299,213	$15,054,453	$16,322,096	$528,750	$15,793,346

Total amortization expense for the six months ended June 30, 2019 and 2018 was $770,463 and $21,750, respectively of which $767,529 and 21,750 is included in cost of sales in the consolidated statements of operations, respectively. Estimated amortization expense over the next five years is $1,561,233 per year.

6.	INTANGIBLE ASSETS, NET

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$140,000	$260,000	$400,000	$60,000	$340,000
Memorabilia Inventory	35,000	12,250	22,750	35,000	5,250	29,750
Copyrighted Image Library	4,100,000	102,500	3,997,500	–	–	–
Non-Compete and Non-Solicitation Covenants	90,000	7,500	82,500	–	–	–
Trade name	340,000	–	340,000	–	–	–
License agreements	9,000,000	150,000	8,850,000	–	–	–
Customer relationships	2,330,000	116,500	2,213,500	–	–	–
Total	$16,295,000	$528,750	$15,766,250	$435,000	$65,250	$369,750

Total amortization expense for the twelve months ended December 31, 2018 and 2017 was $420,000 and $43,500, respectively and is included in cost of sales in the consolidated statements of operations. Estimated amortization expense over the next five years is $1,545,374 per year.